Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of its $0.0001 par value preferred stock. The Company’s board of directors will have the authority to fix and determine the relative rights and preferences of preferred shares, as well as the authority to issue such shares, without further stockholder approval. As of September 30, 2024 and December 31, 2023, no preferred shares have been designated and no preferred shares were issued and outstanding.

Common Stock

2023 Stock Repurchase Plan

On March 20, 2023, the Board of Directors of the Company approved a stock repurchase program authorizing the purchase of up to $500,000 of the Company’s common stock until December 31, 2023 (the “2023 Stock Repurchase Program”). On January 1, 2024, the Board of Directors of the Company approved an extension of the 2023 Stock Repurchase Program until March 31, 2024. In connection with the 2023 Stock Repurchase Program, from January 1, 2024 to March 31, 2024, the Company purchased and cancelled 6,846 shares of its common stock for $19,602, or at an average price of $2.86 per share, and during the nine months ended September 30, 2023, the Company purchased and cancelled 105,931 shares of its common stock for $49,710, or at an average price of $0.469 per share

Initial Public Offering

On February 17, 2023, the Company completed the IPO and sold 140,563 shares of its common stock at a price to the public of $49.80 per share for gross proceeds of $7,000,000. The Company received net proceeds of $5,958,470 which is net of offering expenses of $1,041,530. Additionally, the Company reclassified deferred offering costs of $202,599 which were paid and deferred as of December 31, 2022 as a charge to additional paid in capital as equity issuance costs. In connection with the IPO, the Company issued 11,245 warrants to the placement agent. The warrants are exercisable at $54.78 per share and expire on February 14, 2028. The fair value of these warrant of $3,657,258 was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions: dividend yield of 0%; expected volatility of 69.8%; risk-free interest rate of 4.03%; and an estimated holding period of 5 years. These warrants had no financial statement impact as they were considered to be equity issuance costs.

Capital Raises

March 2024

On March 13, 2024, the Company entered into a securities purchase agreement (the “March 2024 Purchase Agreement”) with an institutional investor (“the “Purchaser”) for the issuance and sale in a private placement (the “March 2024 Private Placement”) of aggregate Units consisting of (i) 108,000 shares of the Company’s common stock, (ii) series A warrants to purchase up to 628,367 shares of the Company’s common stock (the “Series A Warrants”), and (iii) series B warrants to purchase up to 628,367 shares of the Company’s common stock (the “Series B Warrants” and together with the Series A Warrants, the “March 2024 Common Warrants”). The purchase price of each Unit consisted of one share of the Company’s common stock and associated March 2024 Common Warrants, was $5.57 per Unit for aggregate gross proceeds of $601,560. Additionally, the Company sold pre-funded warrants to purchase up to 520,367 shares of the Company’s common stock (the “Pre-Funded Warrants”). Pre-funded Warrants are a type of warrant that allows the warrant holder to purchase a specified number of a company’s securities at a nominal exercise price. The purchase price of each Pre-Funded Warrant was $5.569 for aggregate gross proceeds of $2,897,924. In connection with this March 2024 Private Placement, the Company raised aggregate gross proceeds of $3,499,484 consisting of $601,560 from the sales of common stock units and $2,897,924 from the sale of pre-funded warrants, and the Company received net proceeds of $3,056,984, net of offering costs paid to the placement agent (see below) of $382,500 and legal fees of $60,000, which were netted against the $601,560 of gross proceeds from the sale of common stock units for net proceeds allocated to the sale of common stock units of $159,060. The Company is using the net proceeds received from the March 2024 Private Placement for general corporate purposes and working capital.

The March 2024 Common Warrants are exercisable immediately upon issuance at an exercise price of $5.50 per share. The Series A Warrants will expire five and one-half years from the date of issuance and the Series B Warrants will expire twenty-four months from the date of issuance. The Pre-Funded Warrants are exercisable immediately upon issuance at a nominal exercise price of $0.001 and may be exercised at any time until the Pre-Funded Warrants are exercised in full. A holder of Pre-Funded Warrants or March 2024 Common Warrants (together with its affiliates) may not exercise any portion of a warrant to the extent that the holder would own more than 4.99% (or, at the election of the holder 9.99%) of the Company’s outstanding Common Stock immediately after exercise.

In connection with the March 2024 Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of March 13, 2024, with the Purchaser, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the securities issued in the March 2024 Private Placement no later than 30 days after the date of the Registration Rights Agreement, and to use its best efforts to have the registration statement declared effective as promptly as practical thereafter, and in any event no later than 60 days following the date of the Registration Rights Agreement (or 90 days following the date of the Registration Rights Agreement in the event of a “full review” by the SEC).

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s exclusive placement agent in connection with the March 2024 Private Placement, pursuant to that certain engagement letter, dated as of March 7, 2024 and as amended on March 13, 2024, between the Company and Wainwright (the “Engagement Letter”). Pursuant to the Engagement Letter, the Company paid Wainwright (i) a total cash fee equal to 7.5% of the aggregate gross proceeds of the March 2024 Private Placement and (ii) a management fee of 1.0% of the aggregate gross proceeds of the March 2024 Private Placement. In addition, the Company agreed to pay Wainwright certain expenses and issued to Wainwright or its designees warrants (the “March 2024 Placement Agent Warrants”) to purchase up to an aggregate of 47,128 shares of the Company’s common stock at an exercise price equal to $6.9625 per share. The March 2024 Placement Agent Warrants are exercisable immediately upon issuance and have a term of exercise equal to five and a half years from the date of issuance. The fair value of the March 2024 Placement Agent Warrants of $318,900 was calculated using the Binomial Lattice valuation model, which is considered an offering cost and is netted against the net proceeds received. In addition, pursuant to the Engagement Letter, the Company agreed that upon any exercise for cash of any privately placed warrants issued to investors in an offering covered by the Engagement Letter, the Company shall (i) pay Wainwright a cash fee of 7.5% and a management fee of 1.0% of the aggregate gross exercise paid in cash with respect thereto, and (ii) issue warrants to purchase that number of shares of common stock equal to 7.5% of the aggregate number of shares of common stock underlying the warrants that were exercised.

The March 2024 Placement Agent Warrants were valued on the date of issuance using Binomial Lattice valuation model with the following assumptions:

March 15, 2024
Dividend rate	—%
Term (in years)	5.5 years
Volatility	186.5%
Risk—free interest rate	4.33%

The risk-free interest rate is based on the U.S. Treasury rates at the date of issuance with a maturity date approximately equal to the expected life at issuance date. Volatility is based on historical and expected future volatility of the Company’s common stock. The Company has not historically issued any dividends and does not expect to in the future.

September 2024

On September 20, 2024, the Company entered into an inducement offer agreement with the Holder of the March 2024 Common Warrants to immediately exercise for cash an aggregate 1,256,734 of the March 2024 Common Warrants to purchase shares of the Company’s common stock at a reduced exercise price of $2.58 per share for gross proceeds to the Company of $3,242,374 and the Company received net proceeds of $2,834,843 after deducting placement agent fees of $376,552 and other offering expenses paid by the Company of $30,979. The exercised March 2024 Common Warrants were issued pursuant to a March 2024 Purchase Agreement dated March 13, 2024 by and between the Company and the Holder. Each March 2024 Common Warrant was initially exercisable at an original exercise price of $5.50 per share.

As an inducement to such exercise, the Company also agreed to issue new unregistered warrants to purchase new Series A common stock purchase warrants (the “New Series A Warrants”) and new Series B common stock purchase warrants (the “New Series B Warrants”, and together with the Series A Warrants, the “New Warrants”), as described below, to purchase an aggregate of up to 2,513,468 shares of the Company’s common stock (the “New Warrant Shares”) at an exercise price of $2.33 per share. The New Series A Warrants to purchase up to 1,256,734 shares of common stock have a term of five and one-half years from the issuance date, and the New Series B Warrants to purchase up to 1,256,734 shares of common stock have a term of twenty-four months from the issuance date.

The Company engaged H.C. Wainwright & Co., LLC (the “Placement Agent”) to act as its exclusive placement agent in connection with the transactions summarized above and has agreed to pay the Placement Agent a cash fee equal to 7.5% of the gross proceeds received from the Holder’s exercise of its Existing Warrants of $243,178, as well as a management fee equal to 1.0% of the gross proceeds from the exercise of the Existing Warrants of $32,424. Additionally, the Company paid the Placement Agent $85,000 for non-accountable expenses and clearing fees in the amount of $15,950. The Company has also issued to the Placement Agent, or its designees, warrants (the “September 2024 Placement Agent Warrants”) to purchase up to 7.5% of the aggregate number of shares of common stock underlying the Existing Warrants (or Placement Agent Warrants to purchase an aggregate of up to 94,255 shares of common stock), which Placement Agent Warrants have the same terms as the New Series A Warrants except for an exercise price per share equal to 125% of the exercise price of the New Warrants (or $3.225 per share).

The amendment to the March 2024 Common Warrants on September 20, 2024 to lower the exercise price thereof and issue new warrants, was considered a modification of the March 2024 Common Warrants under the guidance of ASU 2021-04. The modification is consistent with the “Equity Issuance” classification under that guidance as the reason for the modification was to induce the holders to cash exercise their warrants, resulting in the exercise of the March 2024 Common Warrants on September 20, 2024.

On September 20, 2024, in connection with the inducement offer agreement, with the Holder of the March 2024 Common Warrants, the Holder exercised the March 2024 Common Warrants for cash at a reduced exercise price of $2.58 per share resulting in net proceeds to the Company of approximately $2,834,843 as discussed above. In connection with such exercise, the Company was to issue up to 1,256,734 Warrant Shares upon the exercise of the March 2024 Comon Warrants. As of September 30, 2024, 978,000 of the Warrant Shares were held in abeyance and were not reflected as issued and outstanding common shares on the accompanying consolidated balance sheet, in accordance with the terms of the inducement offer agreement. Pursuant to the inducement offer agreement, the Company only issued such number of Warrant Shares to the Holder that would not cause the Holder to exceed the maximum number of Warrant Shares permitted thereunder, as directed by the Holder, with the balance of the Warrant Shares held in abeyance until notice from the Holder that the balance (or portion thereof) may be issued in compliance with the limitations set forth in the inducement offer agreement, which abeyance shall be evidenced through the March 2024 Common Warrants which shall be deemed prepaid thereafter (including the cash payment in full of the exercise price), and exercised pursuant to a Notice of Exercise in the March 2024 Common Warrants (provided no additional exercise price shall be due and payable). As of September 30, 2024, the Company issued 278,734 Warrant Shares to the Holder, and 978,000 Warrant Shares were held in abeyance for future issuance. Subsequent to September 30, 2024, the 978,000 Warrant Shares held in abeyance were issued (See Note 8).

On September 20, 2024, the Company calculated the total fair value of the consideration for the modification of the March 2024 Common Warrants, which includes the incremental fair value of the March 2024 Common Warrants (determined by comparing the fair values immediately prior to and immediately after the modification). The fair values were calculated using the Binomial Lattice valuation model, and the Company determined that the total fair value of the consideration related to the modification of the March 2024 Common Warrants amounted to approximately $297,500, which are considered offering costs and were netted against the net proceeds received by the warrant exercise under the guidance of ASU 2021-04, resulting in both a credit and a charge to additional paid-in capital and therefore no net accounting effect.

On September 20, 2024, in connection with the inducement offer agreement issuance of the New Warrants and the September 2024 Placement Agent Warrants, the Company calculated the fair value of such warrants using the Binomial option-pricing model, and the Company determined that the aggregate total fair value of the New Warrants and the September 2024 Placement Agent Warrants amounted to approximately $5,460,000, which are considered offering costs and were netted against the net proceeds received by the warrant exercise under the guidance of ASU 2021-04, resulting in both a credit and a charge to additional paid-in capital and therefore no net accounting effect.

The fair value of the March 2024 Common Warrants on the modification date, the fair value of the New Warrants, and the fair value of the September 2024 Placement Agent Warrants were estimated using the Binomial option-pricing model with the following assumptions:

September 20, 2024
Exercise price	$2.33 to $3.225
Term (years)	1.75 to 5.5
Expected stock price volatility	162.4%
Risk-free rate of interest	3.48% to 3.55%

Common Stock Issued for Pre-Funded Warrant Exercises

During the three months ended June 30, 2024, the Company issued 103,367 common shares in connection with the exercise of 103,367 pre-funded warrants for net proceeds of $104.

During the three months ended September 30, 2024, the Company issued 417,000 common shares in connection with the exercise of 417,000 pre-funded warrants for net proceeds of $417.

Stock Warrants

In connection with the IPO, in February 2023, the Company issued 11,245 fully vested warrants to the placement agent. The warrants are exercisable at $54.78 per share and expire on February 14, 2028. The warrants were considered equity issuance costs; therefore, there was no financial statement impact for the grant during the year ended December 31, 2023.

On March 13, 2024, in connection with the March 2024 Private Placement, the Company issued an aggregate of 1,256,734 Common Warrants consisting of (i) the Series A Warrants to purchase up to 628,367 shares of the Company’s common stock, and (iii) the Series B Warrants to purchase up to 628,367 shares of the Company’s common stock. Additionally, the Company sold the Pre-Funded Warrants to purchase up to 520,367 shares of the Company’s common stock (See above). Additionally, in connection with the March 2024 Private Placement, the Company issued 47,128 March 2024 placement agent warrants.

On September 20, 2024, in connection with the inducement offer agreement discussed above , the Company issued an aggregate of 2,513,468 New Warrants consisting of (i) the Series A Warrants to purchase up to 1,256,734 shares of the Company’s common stock, and (ii) the Series B Warrants to purchase up to 1,256,734 shares of the Company’s common stock. Additionally, the Company issued 94,255 September 2024 placement agent warrants.

Warrant activity for the nine months ended September 30, 2024 is summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	11,245	$54.78	4.13	$-
Granted	4,431,952	3.02	-	-
Exercised	(1,777,101)	1.82	-	-
Balance Outstanding, September 30, 2024	2,666,096	$2.66	3.55	$4,239,093
Exercisable, September 30, 2024	2,666,096	$2.66	3.55	$4,239,093

2022 Equity Incentive Plan

On March 30, 2022, the Company’s Board of Directors authorized and adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved an initial 208,333 shares of common stock for issuance thereunder. The 2022 Plan was approved by shareholders on March 30, 2022. The 2022 Plan’s purpose is to encourage ownership in the Company by employees, officers, directors and consultants whose long-term service the Company considers essential to its continued progress and, thereby, encourage recipients to act in the stockholders’ interest and share in the Company’s success. The 2022 Plan provides for the issuance of incentive stock options, non-statutory stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units (“RSUs”), and other stock-based awards. Pursuant to the 2022 Plan, there shall be annual increase in the number shares reserved under the 2022 Plan on the first day of each calendar year beginning with the first January 1 following the effective date of the 2022 Plan and ending with the last January 1 during the initial ten-year term of the 2022 Plan, equal to the lesser of (A) five percent (5%) of the Shares outstanding (on an as-converted basis, which shall include Shares issuable upon the exercise or conversion of all outstanding securities or rights convertible into or exercisable for Shares, including without limitation, preferred stock, warrants and employee options to purchase any Shares) on the final day of the immediately preceding calendar year and (B) such lesser number of Shares as determined by the Board; provided, that, shares of Common Stock issued under the 2022 Plan with respect to an Exempt Award shall not count against such share limit. Accordingly, in June 2024, the number of shares reserved under the 2022 Plan was increased by 95,304 to 303,637 reserved shares.

Stock Options

On February 14, 2023, the Company granted aggregate stock options to purchase 33,333 of the Company’s common stock at an exercise price of $49.80 per share to the Company’s chief executive officer, an executive officer, and employee and consultants pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was February 14, 2023 and the options expire on February 14, 2033. The options vest as to (i) 28,333 of such options on February 14, 2023; and (ii) the remaining 5,000 options vest quarterly (417 each quarter) beginning on May 14, 2023 and each quarter thereafter through February 14, 2026. The stock options were valued at $1,023,290 on the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period.

On March 6, 2023, the Company granted stock options to purchase 5,000 of the Company’s common stock at an exercise price of $49.80 per share to the Company’s board of directors pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was March 6, 2023 and the options expire on March 6, 2028. The options vest on the one-year anniversary of the stock option grant on March 6, 2024. The stock options were valued at the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period. The stock options were valued at $33,972 on the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period.

On March 5, 2024, the Company granted stock options to purchase an aggregate of 6,249 (2,083 stock options to each director) shares of the Company’s common stock at an exercise price of $6.00 per share to the Company’s board of directors pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was March 5, 2024 and the options expire on March 5, 2029. The options vest on the one-year anniversary of the stock option grant on March 5, 2025. The stock options were valued on the grant date at an aggregate fair value of $33,880 using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period.

On March 7, 2024, the Company entered into Advisory Board Agreements (the Advisory Agreements”) with three members of the Company’s Medical Advisory Board. In connection with the Advisory Agreements, each medical Board member shall be paid an annual cash fee of $40,000 paid quarterly, and Company shall grant each Medical Advisory Board member stock options to purchase 4,167 shares of the Company’s common stock. On May 28, 2024, the Company granted these options for an aggregate of 12,501 stock options at an exercise price of $3.82 per share to the Company’s Advisory board pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was May 28, 2024 and the options expire on May 28, 2029. The options vest 25% immediately and the remainder vest quarterly. The stock options were valued on the grant date at an aggregate fair value of $46,124 using a Black-Scholes option pricing model which will be recognized as stock-based professional fees over the vesting period.

On July 17, 2024, the Company granted stock options to purchase 7,000 shares of the Company’s common stock at an exercise price of $2.15 per share to ta member of the Medical Advisory Board pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was July 17, 2024 and the options expire on July 17, 2034. The options vest quarterly (875 each quarter) beginning on October 17, 2024 and each quarter thereafter through October 17, 2026. The stock options were valued at $14,536 on the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period.

The stock options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions:

	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Dividend rate	—%	—%
Term (in years)	3.0 to 6.0 years	3.0 to 6.0 years
Volatility	168.9 to 184.6%	68.8% to 71.6%
Risk—free interest rate	4.07% to 4.56%	3.95% to 4.00%

The expected terms of the options are based on evaluations of historical and expected future employee exercise behavior using the simplified method. The risk-free interest rate is based on the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date. Volatility is based on historical and expected future volatility of the Company’s common stock. The Company has not historically issued any dividends and does not expect to in the future.

During the nine months ended September 30, 2024 and 2023, the Company recognized total stock-based expenses related to stock options of $84,190 and $914,426, respectively, which has been reflected in general and administrative expenses on the statements of operations and comprehensive loss. As of September 30, 2024, a balance of $131,258 remains to be expensed over future vesting periods related to unvested stock options issued for services to be expensed over a weighted average period of 1.19 years.

Stock option activity during the nine months ended September 30, 2024 is summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on December 31, 2023	38,334	$49.80	8.49
Granted	25,750	3.90	-
Balance on September 30, 2024	64,084	$31.35	8.01
Options exercisable on September 30, 2024	38,960	$46.11	7.85
Weighted average fair value of options granted during the period	-	$3.67	-

On September 30, 2024, the aggregate intrinsic value of options outstanding was $0.

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of its $0.0001 par value preferred stock. The Company’s board of directors will have the authority to fix and determine the relative rights and preferences of preferred shares, as well as the authority to issue such shares, without further stockholder approval. As of December 31, 2023 and 2022, no preferred shares have been designated and no preferred shares were issued and outstanding.

Common Stock

In January 2022, subscriptions receivable of $37,500 were collected.

2023 Stock Repurchase Plan

On March 20, 2023, the Board of Directors of the Company approved a stock repurchase program authorizing the purchase of up to $500,000 of the Company’s common stock until December 31, 2023 (the “2023 Stock Repurchase Program”). In connection with the 2023 Stock Repurchase Program, during the year ended December 31, 2023, the Company purchased and cancelled 20,349 shares of its common stock for $99,736, or at an average price of $4.90 per share.

Initial Public Offering

On February 17, 2023, the Company completed the IPO and sold 140,563 shares of its common stock at a price to the public of $49.80 per share for gross proceeds of $7,000,000. The Company received net proceeds of $5,958,470 which is net of offering expenses of $1,041,530. Additionally, the Company reclassified deferred offering costs of $202,599 which were paid and deferred as of December 31, 2022 as a charge to additional paid in capital as equity issuance costs. In connection with the IPO, the Company issued 11,245 warrants to the placement agent. The warrants are exercisable at $54.78 per share and expire on February 14, 2028. The fair value of these warrant of $3,657,258 was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions: dividend yield of 0%; expected volatility of 69.8%; risk-free interest rate of 4.03%; and an estimated holding period of 5 years. These warrants had no financial statement impact as they were considered to be equity issuance costs.

2022 Equity Incentive Plan

On March 30, 2022, the Company’s Board of Directors authorized and adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved 208,333 shares of common stock for issuance thereunder. The 2022 Plan was approved by shareholders on March 30, 2022. The 2022 Plan’s purpose is to encourage ownership in the Company by employees, officers, directors and consultants whose long-term service the Company considers essential to its continued progress and, thereby, encourage recipients to act in the stockholders’ interest and share in the Company’s success. The 2022 Plan provides for the issuance of incentive stock options, non-statutory stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units (“RSUs”), and other stock-based awards.

Stock Options

On February 14, 2023, the Company granted aggregate stock options to purchase 33,333 of the Company’s common stock at an exercise price of $49.80 per share to the Company’s chief executive officer, an executive officer, and employee and consultants pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was February 14, 2023 and the options expire on February 14, 2033. The options vest as to (i) 28,333 of such options on February 14, 2023; and (ii) the remaining 5,000 options vest quarterly (417 each quarter) beginning on May 14, 2023 and each quarter thereafter through February 14, 2026. The stock options were valued at $1,023,290 on the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period.

On March 6, 2023, the Company granted stock options to purchase 5,000 of the Company’s common stock at an exercise price of $49.80 per share to the Company’s board of directors pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was March 6, 2023 and the options expire on March 6, 2028. The options vest on the one-year anniversary of the stock option grant on March 6, 2024. The stock options were valued at the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period. The stock options were valued at $33,972 on the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period.

The stock options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rates ranging from 3.95% to 4.0%, expected dividend yield of 0%, expected option term of three to six years using the simplified method, and expected volatilities ranging from 68.8% to 71.6% based on the calculated volatility of comparable companies.

During the year ended December 31, 2023, the Company recognized total stock-based expenses related to stock options of $936,354 which has been reflected in general and administrative expenses on the statements of operations and comprehensive loss. A balance of $120,908 remains to be expensed over future vesting periods related to unvested stock options issued for services to be expensed over a weighted average period of 2.1 years.

There was no option activity during the year ended December 31, 2022. Option activity for the year ended December 31, 2023 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on December 31, 2022	-	$-	-
Granted	38,333	49.80	-
Balance on December 31, 2023	38,333	$49.80	8.49
Options exercisable on December 31, 2023	29,583	$49.80	9.13
Weighted average fair value of options granted during the period	-	$27.60	-

On December 31, 2023, the aggregate intrinsic value of options outstanding was $0.

Stock Warrants

In connection with the IPO, the Company issued 11,245 fully vested warrants to the placement agent. The warrants are exercisable at $54.78 per share and expire on February 14, 2028. The warrants were considered equity issuance costs; therefore, there was no financial statement impact for the grant during the year ended December 31, 2023.

There was no warrant activity during the year ended December 31, 2022. Warrant activity for the year ended December 31, 2023 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2022	-	$-	-	-
Granted	11,245	54.78	-	-
Balance Outstanding, December 31, 2023	11,245	$54.78	4.13	-
Exercisable, December 31, 2023	11,245	$54.78	4.13	-